Schedule of trade and other receivables (Details) - SGD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables	$ 38,665	$ 43,449	$ 253,461
Less: allowance for expected credit losses	(4,503)	(4,357)	(26,049)
Total trade receivables	34,162	39,092	227,412
Prepayments	142,513	24,992	32,944
Deposits	5,520	18,654	63,066
Goods and services tax (“GST”) receivables	39,581	23,716	69,795
Other receivables		20,593	45,230
Total other receivables and deposits	187,614	87,955	211,035
Total trade and other receivables and deposits	$ 221,776	$ 127,047	$ 438,447